Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivatives [Abstract]
Derivatives
Derivatives as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Derivative assets
Currency forward	￦	21	43,931	18,332	—
Currency swap		27,597	229,258	11,193	127,386
—Trading		—	111,026	—	82,931
—Hedging		27,597	118,232	11,193	44,455
Interest rate swap		—	7,592	—	9,502
—Trading		—	7,592	—	9502
—Hedging		—	—	—	—
Others		—	2,634	—	—

	￦	27,618	283,415	29,525	136,888

Derivative liabilities
Currency forward	￦	7,081	—	10,014	4,977
Currency swap		59,327	45,184	36,088	232,669
—Trading		—	13,250	—	93,245
—Hedging		59,327	31,933	36,088	139,424
Interest rate swap		451	50,756	3,782	66,451
—Trading		—	26,610	2,192	22,687
—Hedging		451	24,147	1,590	43,764
Others(*1,2,3)		6,205	956	—	11,138

	￦	73,064	96,896	49,884	315,235

(*1)

The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in ‘Others’.

(*2)	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recognized its fair value as other derivative liabilities.

(*3)

The Company has an obligation to purchase the shares of Hyundai Green Power Co., Ltd., an associate of the Company from financial investors, and the fair value of the obligation is recorded in ‘Others’.

Currency forward contracts which are not designated as hedge instruments
Currency forward contracts which are not designated as hedging instruments as of December 31, 2020 are as follows:

	Contract date	Maturity date	Contract amounts				Contract exchange rate (in won)
Counterparty				Pay	Receive
	In millions of won and thousands of USD except contract exchange rate information
Hana Bank	2014.04.10	2021.07.12	￦	55,120	USD 52,000	￦	1,060.00
Hana Bank	2014.04.28	2021.07.12		50,784	USD 48,000		1,058.00
Bank of America	2014.04.29	2021.07.12		105,400	USD 100,000		1,054.00
Hana Bank	2014.05.09	2021.07.12		104,600	USD 100,000		1,046.00
Hana Bank	2017.12.22	2021.07.12	￦	105,079	USD 100,000	￦	1,050.79
Korea Development Bank	2017.12.27	2021.07.12		104,849	USD 100,000		1,048.49
Shinhan Bank	2020.11.25	2021.01.29		895	USD 809		1,106.50
Woori Bank	2020.12.28	2021.01.28		53,371	USD 48,790		1,093.88
Shinhan Bank	2020.12.29	2021.01.25		27,776	USD 25,379		1,094.44
Shinhan Bank	2020.10.08	2021.01.04		7,836	USD 6,771		1,157.15
Shinhan Bank	2020.10.08	2021.01.05		7,586	USD 6,552		1,157.75
Shinhan Bank	2020.10.19	2021.01.18		10,498	USD 9,188		1,142.68
Shinhan Bank	2020.10.21	2021.01.19		7,633	USD 6,717		1,136.45
Shinhan Bank	2020.11.05	2021.02.02		6,471	USD 5,729		1,129.45
CCB	2020.11.30	2021.01.05		5,522	USD 5,000		1,104.45
Standard Chartered	2020.12.09	2021.01.14		3,248	USD 3,000		1,082.80
Mizuho Bank	2020.12.14	2021.01.20		2,180	USD 2,000		1,090.05
Hana Bank	2020.12.17	2021.01.25		5,456	USD 5,000		1,091.25
Korea Development Bank	2020.12.18	2021.01.28		5,469	USD 5,000		1,093.75
Woori Bank	2020.12.23	2021.02.02		5,540	USD 5,000		1,107.95
Hana Bank	2020.12.24	2021.02.08		3,303	USD 3,000		1,101.10
Morgan Stanley	2020.12.24	2021.02.09		5,504	USD 5,000		1,100.80
Standard Chartered	2020.12.28	2021.02.10		3,296	USD 3,000		1,098.50
Credit Agricole	2020.12.28	2021.02.15		3,284	USD 3,000		1,094.55
Nonghyup Bank	2020.12.29	2021.02.17		6,572	USD 6,000		1,095.30
Korea Development Bank	2020.12.30	2021.02.19		5,436	USD 5,000		1,087.16
Korea Development Bank	2020.12.15	2021.01.05		1,092	USD 1,000		1,092.10
HSBC	2020.12.23	2021.01.05		3,881	USD 3,500		1,108.85
HSBC	2020.12.24	2021.01.05		3,306	USD 3,000		1,101.95
HSBC	2020.12.24	2021.01.22		1,651	USD 1,500		1,100.80
HSBC	2020.12.29	2021.01.13		14,210	USD 13,000		1,093.10
Korea Development Bank	2020.12.29	2021.01.05		6,791	USD 6,200		1,095.35
Shinhan Bank	2020.12.30	2021.01.22		9,249	USD 8,500		1,088.10
MUFG	2020.12.29	2021.01.12		4,380	USD 4,000		1,095.05
BNP Paribas	2020.12.30	2021.01.19		4,351	USD 4,000		1,087.80
Nova Scotia	2020.09.18	2021.01.12		46,700	USD 40,000		1,167.50
Mizuho Bank	2020.09.18	2021.03.11		15,177	USD 13,000		1,167.45
HSBC	2020.09.18	2021.06.11		31,506	USD 27,000		1,166.90
HSBC	2020.10.19	2024.10.29		140,913	USD 125,000		1,127.30
Woori Bank	2020.12.03	2021.01.08		1,461	USD 1,330		1,098.70
Shinhan Bank	2020.12.04	2021.01.08		9,775	USD 9,000		1,086.15
Credit Agricole	2020.12.10	2021.01.08		3,915	USD 3,600		1,087.45
Standard Chartered	2020.12.17	2021.01.15		4,044	USD 3,700		1,093.10
Hana Bank	2020.12.23	2021.01.21		3,321	USD 3,000		1,107.15
Hana Bank	2020.12.24	2021.01.21		5,504	USD 5,000		1,100.70
Woori Bank	2020.12.28	2021.01.04	￦	19,076	USD 17,400	￦	1,096.30
Standard Chartered	2020.12.28	2021.01.15		6,577	USD 6,000		1,096.20
Shinhan Bank	2020.12.28	2021.01.29		9,870	USD 9,000		1,096.70
Credit Agricole	2020.12.30	2021.01.29		4,915	USD 4,500		1,092.30
Standard Chartered	2020.12.30	2021.01.29		4,344	USD 4,000		1,086.00
Woori Bank	2020.12.30	2021.02.05		8,691	USD 8,000		1,086.40

Currency swap contracts which are not designated as hedge instruments
Currency swap contracts which are not designated as hedging instruments as of December 31, 2020 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate					Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Standard Chartered	2014~2029	￦	102,470	USD 100,000	3.14%	3.57%		￦		1,024.70
Societe Generale	2014~2024		105,017	USD 100,000	4.92%	5.13%				1,050.17
Hana Bank	2015~2024		107,970	USD 100,000	4.75%	5.13%				1,079.70
Credit Agricole	2015~2024		94,219	USD 86,920	4.85%	5.13%				1,083.97
Woori Bank	2019~2027		21,708	USD 19,417	5.04%	6.75%				1,118.00
Woori Bank	2019~2024		296,000	USD 250,000	1.21%	2.50%				1,184.00
Korea Development Bank	2019~2024		177,600	USD 150,000	1.24%	2.50%				1,184.00
Hana Bank	2019~2024		118,400	USD 100,000	1.24%	2.50%				1,184.00
Woori Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%				1,206.60
Korea Development Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%				1,206.60
Kookmin Bank	2020~2025		120,660	USD 100,000	0.54%	1.13%				1,206.60
Kookmin Bank	2020~2026		76,355	USD 70,445	5.83%	6.00%				1,083.90
Citibank	2012~2022		112,930	USD 100,000	2.79%	3.00%				1,129.30
JP Morgan	2012~2022		112,930	USD 100,000	2.79%	3.00%				1,129.30
Bank of America	2012~2022		112,930	USD 100,000	2.79%	3.00%				1,129.30
Shinhan Bank	2016~2022		112,930	USD 100,000	2.79%	3.00%				1,129.30
HSBC	2012~2022		111,770	USD 100,000	2.89%	3.00%				1,117.70
Hana Bank	2012~2022		111,770	USD 100,000	2.87%	3.00%				1,117.70
Standard Chartered	2012~2022	￦	111,770	USD 100,000	2.89%		3.00%		￦		1,117.70
Deutsche Bank	2012~2022		55,885	USD 50,000	2.79%		3.00%				1,117.70
Nomura	2015~2025		111,190	USD 100,000	2.60%		3.25%				1,111.90
Korea Development Bank	2015~2025		111,190	USD 100,000	2.62%		3.25%				1,111.90
Woori Bank	2015~2025		55,595	USD 50,000	2.62%		3.25%				1,111.90
Hana Bank	2015~2025		55,595	USD 50,000	2.62%		3.25%				1,111.90
Woori Bank	2017~2027		111,610	USD 100,000	2.25%		3.13%				1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%		3.13%				1,116.10
Hana Bank	2017~2027		111,610	USD 100,000	2.31%		3.13%				1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%		3.35%				135.75
Shinhan Bank	2018~2028		115,387	HKD 850,000	2.66%		3.35%				135.75
Korea Development Bank	2018~2023		170,280	USD 150,000	2.15%		3.75%				1,135.20
Woori Bank	2018~2023		170,280	USD 150,000	2.18%		3.75%				1,135.20
Hana Bank	2018~2023		113,520	USD 100,000	2.17%		3.75%				1,135.20
Shinhan Bank	2018~2023		227,040	USD 200,000	2.17%		3.75%				1,135.20
Citibank	2019~2024		239,956	CHF 200,000	1.44%		0.00%				1,199.78
Korea Development Bank	2019~2027		119,978	CHF 100,000	1.43%		0.05%				1,199.78
HSBC	2019~2024		USD 205,500	AUD 300,000	3M Libor + 0.78%		3M BBSW + 0.97%				USD 0.69

Currency swap contracts which are designated as hedge instruments
Currency swap contracts which are designated as hedging instruments as of December 31, 2020 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Kookmin Bank	2020~2025	￦	118,780	USD 100,000	1.29%	2.13%	￦	1,187.80
Shinhan Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Hana Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Korea Development Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Hana Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Woori Bank	2020~2026	￦	118,910	USD 100,000	0.62%	1.00%	￦	1,189.10
Korea Development Bank	2016~2021		121,000	USD 100,000	2.15%	2.50%		1,210.00
Morgan Stanley	2016~2021		121,000	USD 100,000	3M Libor + 2.10%	2.50%		1,210.00
BNP Paribas	2016~2021		121,000	USD 100,000	3M Libor + 2.10%	2.50%		1,210.00
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Korea Development Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Kookmin Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Woori Bank	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
Korea Development Bank	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
BNP Paribas	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Kookmin Bank	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Korea Development Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Hana Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Kookmin Bank	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
Hana Bank	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
Korea Development Bank	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
Hana Bank	2017~2022		226,600	USD 200,000	1.94%	2.63%		1,133.00
Korea Development Bank	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
Nomura	2017~2022		113,300	USD 100,000	1.95%	2.63%		1,133.00
Woori Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Kookmin Bank	2017~2022		56,650	USD 50,000	1.95%	2.63%		1,133.00
Korea Development Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Woori Bank	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
Credit Agricole	2018~2023		112,890	USD 100,000	2.26%	3.88%		1,128.90
Hana Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Kookmin Bank	2018~2023		56,445	USD 50,000	2.26%	3.88%		1,128.90
Woori Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Hana Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Korea Development Bank	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80

Interest rate swap contracts which are not designated as hedge instruments
Interest rate swap contracts which are not designated as hedging instruments as of December 31, 2020 are as follows:

Counterparty	Contract year	Contract amount		Contract interest rate per annum
				Pay	Receive
			In millions of won
Hana Bank	2017~2022	￦	100,000	2.01%	3M CD + 0.24%
Hana Bank	2017~2022		100,000	2.06%	3M CD + 0.27%
Hana Bank	2017~2021		200,000	2.45%	3M CD + 0.32%
Nomura(*)	2018~2038		30,000	2.56%	3.75%
Hana Bank	2018~2023		200,000	2.15%	3M CD + 0.19%
Hana Bank	2018~2023		200,000	2.17%	3M CD + 0.19%
Hana Bank	2018~2023		150,000	2.03%	3M CD + 0.21%
Hana Bank	2019~2024		200,000	1.87%	3M CD + 0.13%
Societe Generale	2017~2022		200,000	3M Libor + 3.44%	3.77%
Nomura	2017~2032		52,457	3M Libor + 2.22%	2.60%
Nomura	2017~2032		59,423	3M Libor + 2.24%	2.62%

(*)

2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.

Interest rate swap contracts which are designated as hedge instruments
Interest rate swap contracts which are designated as hedging instruments as of December 31, 2020 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In thousands of USD
Export-Import Bankof Korea	2015~2031	USD 15,893	2.67%	6M USD Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2009~2027	USD 69,509	4.16%	6M USD Libor
KFW	2009~2027	USD 69,509	4.16%	6M USD Libor
Export-Import Bankof Korea	2016~2036	USD 75,929	3.00%	6M USD Libor

Gain and loss on valuation and transaction of derivatives

Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2018, 2019 and 2020 are as follows and included in finance income and expenses in the consolidated statements of comprehensive income (loss):

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Other comprehensive income (loss)(*)
		2018	2019	2020	2018	2019	2020	2018	2019	2020
		In millions of won
Currency forward	￦	12,632	24,265	(40,590)	23,991	12,488	(17,911)	—	—	—
Currency swap		145,088	310,732	(406,607)	123,670	110,813	93,557	(12,516)	38,802	105,642
- Trading		21,702	172,087	(108,090)	51,533	52,842	16,661	—	—	—
- Hedging		123,386	138,645	(298,517)	72,137	57,971	76,896	(12,516)	38,802	105,642
Interest rate swap		(2,949)	(16,231)	(1,845)	(364)	(36,886)	(10,253)	6,087	(3,075)	5,578
- Trading		(2,949)	(15,647)	(309)	(364)	(2,495)	(11,975)	—	—	—,
- Hedging		—	(584)	(1,536)	—	(34,391)	1,722	6,087	(3,075)	5,578
Other derivatives		(1,568)	(1,416)	(6,673)	—	—	—	—	—	—

	￦	153,203	317,350	(455,715)	147,297	86,415	65,393	(6,429)	35,727	111,220

(*)	For the year ended December 31, 2020, the net gain on valuation of derivatives designated as cash flow hedge of ￦64,561 million, net of tax, is included in other comprehensive income (loss).